PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                             THE STRONG INCOME FUNDS
                                 INVESTOR CLASS

                           STRONG CORPORATE BOND FUND
                           STRONG CORPRATE INCOME FUND
                        STRONG GOVERNMENT SECURITIES FUND
                           STRONG HIGH-YIELD BOND FUND
                           STRONG SHORT-TERM BOND FUND
                     STRONG SHORT-TERM HIGH YIELD BOND FUND
                          STRONG SHORT-TERM INCOME FUND

                             THE STRONG INCOME FUNDS
                                  ADVISOR CLASS

                           STRONG CORPORATE BOND FUND
                        STRONG GOVERNMENT SECURITIES FUND
                           STRONG HIGH-YIELD BOND FUND
                           STRONG SHORT-TERM BOND FUND
                     STRONG SHORT-TERM HIGH YIELD BOND FUND

                             THE STRONG INCOME FUNDS
                               INSTITUTIONAL CLASS

                           STRONG CORPORATE BOND FUND
                        STRONG GOVERNMENT SECURITIES FUND
                           STRONG HIGH-YIELD BOND FUND
                           STRONG SHORT-TERM BOND FUND

Supplement to the Prospectuses dated March 1, 2003, as supplemented on December 3, 2003


STRONG CORPORATE BOND FUND

On page 1 of the prospectuses, under "What are the Funds' principal investment strategies?", the first paragraph is deleted and replaced with the following:

The CORPORATE BOND FUND invests, under normal conditions, at least 80% of its net assets in bonds issued by U.S. companies, including intermediate-maturity bonds. Under normal conditions, the Fund invests at least 75% of its net assets in investment-grade debt obligations. To increase the income it pays out, it may also invest up to 25% of its net assets in lower-quality, high-yield bonds
(commonly referred to as junk bonds) with positive or improving credit fundamentals. The Fund's average effective maturity will normally be between 7 and 12 years. The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity) and may utilize an active trading approach.



      The date of this Prospectus Supplement is December 31, 2003.

RT40685 12-03                                             INC1203/WH3142 12-03